Vanguard Wellington™ Fund
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (64.8%)
Communication Services (6.5%)
*	Alphabet Inc. Class A	1,837,599	4,963,612
*	Meta Platforms Inc. Class A	9,863,150	2,081,421
	Electronic Arts Inc.	4,581,320	595,984
			7,641,017
Consumer Discretionary (6.8%)
*	Amazon.com Inc.	654,822	2,011,129
	McDonald's Corp.	8,109,515	1,984,966
	TJX Cos. Inc.	16,894,789	1,116,745
	Home Depot Inc.	3,404,489	1,075,240
	Starbucks Corp.	8,054,171	739,292
	Dollar General Corp.	1,800,629	357,137
	Lennar Corp. Class A	3,335,425	299,788
*,1	Coupang Inc. Class A	9,961,421	264,177
	DR Horton Inc.	2,441,852	208,534
			8,057,008
Consumer Staples (4.9%)
	Procter & Gamble Co.	12,068,103	1,881,297
	Sysco Corp.	17,660,754	1,538,252
	Coca-Cola Co.	21,780,005	1,355,587
	Nestle SA (Registered)	7,579,882	987,626
			5,762,762
Energy (2.5%)
	TotalEnergies SE	33,074,251	1,684,976
	Shell plc	44,733,186	1,185,348
	Shell plc (XLON)	2,607,900	68,773
			2,939,097
Financials (10.1%)
	Charles Schwab Corp.	36,744,996	3,103,482
	JPMorgan Chase & Co.	13,394,577	1,899,351
	Progressive Corp.	12,315,288	1,304,559
	Bank of America Corp.	26,894,349	1,188,730
	American Express Co.	5,611,800	1,091,720
	BlackRock Inc.	1,111,822	827,073
	S&P Global Inc.	1,866,217	701,138
	Blackstone Inc.	5,340,102	680,703
	Morgan Stanley	6,622,696	600,943
	Goldman Sachs Group Inc.	918,893	313,609
	Citigroup Inc.	3,102,581	183,766
			11,895,074

		Shares	Market Value ($000)
Health Care (9.5%)
	UnitedHealth Group Inc.	3,880,226	1,846,483
	Pfizer Inc.	34,050,322	1,598,322
	HCA Healthcare Inc.	6,185,359	1,548,257
	Anthem Inc.	2,512,768	1,135,394
	Novartis AG (Registered)	12,534,884	1,101,709
	Becton Dickinson & Co.	3,780,922	1,025,689
	Humana Inc.	2,253,592	978,780
	AstraZeneca plc ADR	14,906,781	907,525
	Danaher Corp.	2,330,693	639,566
	Baxter International Inc.	5,056,566	429,656
			11,211,381
Industrials (6.3%)
	Raytheon Technologies Corp.	11,531,884	1,184,324
	Johnson Controls International plc	16,198,208	1,052,236
	Illinois Tool Works Inc.	4,144,604	896,644
	Deere & Co.	2,342,618	843,389
	Fortive Corp.	11,663,565	755,216
	Trane Technologies plc	4,518,426	695,521
	Northrop Grumman Corp.	1,487,693	657,768
	Parker-Hannifin Corp.	2,125,793	630,064
*	Airbus SE	3,085,717	393,982
	Schneider Electric SE	2,380,682	368,854
			7,477,998
Information Technology (14.5%)
	Microsoft Corp.	19,519,555	5,832,248
	Apple Inc.	17,973,393	2,967,767
	Texas Instruments Inc.	8,843,714	1,503,343
	Mastercard Inc. Class A	2,494,309	899,997
	Visa Inc. Class A	4,006,581	865,902
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,842,832	839,261
	Global Payments Inc.	5,799,541	773,543
*	Workday Inc. Class A	3,073,274	703,933
*	salesforce.com Inc.	3,237,633	681,619
	Accenture plc Class A	2,122,842	670,861
	Marvell Technology Inc.	7,346,345	501,976
	Fidelity National Information Services Inc.	4,080,905	388,625
	Lam Research Corp.	479,828	269,351
	KLA Corp.	765,961	266,937
			17,165,363
Real Estate (1.5%)
	American Tower Corp.	2,549,462	578,396
	Prologis Inc.	3,666,816	534,805
	Welltower Inc.	4,674,823	389,366
	VICI Properties Inc.	8,830,111	246,890
			1,749,457
Utilities (2.2%)
	Exelon Corp.	27,638,744	1,176,305
	Duke Energy Corp.	10,995,895	1,104,098
	Constellation Energy Corp.	6,711,119	308,577
			2,588,980
Total Common Stocks (Cost $45,555,344)			76,488,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (9.2%)
U.S. Government Securities (9.0%)
	United States Treasury Note/Bond	0.125%	4/30/23	174,460	172,307
	United States Treasury Note/Bond	0.125%	5/15/23	164,470	162,414
	United States Treasury Note/Bond	0.125%	5/31/23	400,000	394,563
	United States Treasury Note/Bond	2.625%	6/30/23	119,090	121,230
	United States Treasury Note/Bond	0.125%	7/31/23	98,000	96,392
	United States Treasury Note/Bond	2.750%	7/31/23	104,000	106,161
	United States Treasury Note/Bond	0.125%	8/31/23	287,000	281,978
	United States Treasury Note/Bond	0.250%	9/30/23	2,530	2,487
	United States Treasury Note/Bond	0.375%	10/31/23	20,000	19,666
	United States Treasury Note/Bond	0.750%	12/31/23	147,000	145,185
	United States Treasury Note/Bond	0.125%	1/15/24	116,810	113,963
	United States Treasury Note/Bond	0.875%	1/31/24	65,000	64,309
	United States Treasury Note/Bond	0.125%	2/15/24	117,355	114,329
	United States Treasury Note/Bond	0.250%	3/15/24	157,000	153,050
	United States Treasury Note/Bond	0.250%	5/15/24	24,315	23,635
	United States Treasury Note/Bond	0.250%	6/15/24	391,280	379,847
	United States Treasury Note/Bond	1.750%	6/30/24	316,970	318,456
	United States Treasury Note/Bond	0.375%	8/15/24	305,000	296,136
	United States Treasury Note/Bond	0.375%	9/15/24	108,000	104,709
	United States Treasury Note/Bond	0.625%	10/15/24	610,000	594,655
	United States Treasury Note/Bond	1.000%	12/15/24	140,000	137,638
	United States Treasury Note/Bond	1.125%	1/15/25	155,000	152,796
	United States Treasury Note/Bond	2.000%	2/15/25	244,920	247,369
	United States Treasury Note/Bond	1.125%	2/28/25	198,905	195,890
	United States Treasury Note/Bond	0.250%	5/31/25	717,325	684,709
	United States Treasury Note/Bond	0.250%	7/31/25	245,975	234,137
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	62,459
	United States Treasury Note/Bond	0.250%	8/31/25	125,010	118,799
	United States Treasury Note/Bond	0.375%	11/30/25	208,000	197,763
	United States Treasury Note/Bond	0.375%	1/31/26	660,750	626,680
	United States Treasury Note/Bond	0.750%	3/31/26	107,000	102,820
	United States Treasury Note/Bond	0.750%	4/30/26	89,000	85,440
	United States Treasury Note/Bond	1.625%	5/15/26	78,110	77,695
	United States Treasury Note/Bond	0.750%	5/31/26	281,245	269,732
	United States Treasury Note/Bond	0.750%	8/31/26	175,000	167,453
[2]	United States Treasury Note/Bond	0.875%	9/30/26	254,100	244,293
	United States Treasury Note/Bond	1.125%	10/31/26	174,360	169,456
	United States Treasury Note/Bond	2.000%	11/15/26	30,000	30,338
	United States Treasury Note/Bond	1.250%	11/30/26	140,000	136,850
	United States Treasury Note/Bond	1.250%	12/31/26	104,000	101,628
	United States Treasury Note/Bond	1.500%	1/31/27	270,155	267,031
	United States Treasury Note/Bond	2.250%	11/15/27	183,280	187,776
	United States Treasury Note/Bond	1.125%	2/15/31	690	651
	United States Treasury Note/Bond	1.250%	8/15/31	4,535	4,307
	United States Treasury Note/Bond	1.375%	11/15/31	281,740	270,294
	United States Treasury Note/Bond	1.875%	2/15/32	42,175	42,340
	United States Treasury Note/Bond	1.750%	8/15/41	453,560	415,645
[3]	United States Treasury Note/Bond	2.000%	11/15/41	1,255,970	1,201,806
	United States Treasury Note/Bond	1.875%	2/15/51	15,740	14,648
	United States Treasury Note/Bond	2.000%	8/15/51	81,270	77,930
	United States Treasury Note/Bond	1.875%	11/15/51	425,740	397,335
	United States Treasury Note/Bond	2.250%	2/15/52	23,010	23,438
					10,612,618
Conventional Mortgage-Backed Securities (0.0%)
[4,5]	Fannie Mae Pool	1.770%	1/1/36	20,484	18,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae Pool	3.070%	2/1/25	11,700	12,057
[4]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	1,076	1,195
[4,5]	UMBS Pool	2.500%	9/1/27–4/1/38	30,578	30,481
[4,5]	UMBS Pool	3.000%	8/1/42–11/1/46	286	292
[4,5]	UMBS Pool	3.500%	11/1/45–6/1/46	65	67
					62,966
Nonconventional Mortgage-Backed Securities (0.2%)
[4,5]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	14,467	14,252
[4,5]	Fannie Mae REMICS	1.700%	6/25/43	2,267	2,257
[4,5]	Fannie Mae REMICS	2.000%	6/25/44	889	892
[4,5]	Fannie Mae REMICS	3.000%	2/25/49–9/25/57	23,737	24,164
[4,5]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	84,259	87,362
[4,5]	Fannie Mae REMICS	4.000%	5/25/31–7/25/53	9,707	10,029
[4,5]	Freddie Mac REMICS	1.500%	10/15/42	6,624	6,474
[4,5]	Freddie Mac REMICS	1.750%	3/15/41	6,713	6,660
[4,5]	Freddie Mac REMICS	2.000%	7/15/31	5,529	5,503
[4,5]	Freddie Mac REMICS	3.500%	3/15/31	2,600	2,684
[4,5]	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	47,614	49,365
[4]	Ginnie Mae REMICS	1.700%	10/20/45	2,458	2,462
					212,104
Total U.S. Government and Agency Obligations (Cost $11,169,743)					10,887,688
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
[4,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	11,394	10,062
[4,6]	Affirm Asset Securitization Trust Series 2021-B	1.030%	8/17/26	17,590	17,261
[4,6]	Affirm Asset Securitization Trust Series 2021-Z1	1.070%	8/15/25	12,148	12,051
[4,6]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	17,016	16,850
[4,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	43,270	41,439
[4,6]	American Tower Trust	3.070%	3/15/23	43,000	43,347
[4,6]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	3,626	3,627
[4,6]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	7,302	7,309
[4,6]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	28,581	27,734
[4,6]	Angel Oak Mortgage Trust I LLC Series 2019-2	3.628%	3/25/49	971	971
[4,6]	Angel Oak Mortgage Trust I LLC Series 2019-4	2.993%	7/26/49	4,025	4,042
[4,6,7]	Atlas Senior Loan Fund X Ltd. Series 2018-10A, 3M USD LIBOR + 1.090%	1.331%	1/15/31	7,799	7,786
[4,6,7]	Bain Capital Credit CLO Ltd. Series 2021-3A, 3M USD LIBOR + 1.160%	1.419%	7/24/34	11,155	11,155
[4,6,7]	Barings CLO Ltd. Series 2020-4A, 3M USD LIBOR + 1.550%	1.804%	1/20/32	13,600	13,503
[4,6,7]	Battalion CLO XX Ltd. Series 2021-20A, 3M USD LIBOR + 1.750%	1.991%	7/15/34	16,000	15,989
[4,6,7]	Battalion CLO XXII Ltd. Series 2021-22A, 3M USD LIBOR + 1.180%	1.299%	1/20/35	42,990	43,042
[4,6,7]	BlueMountain CLO XXXI Ltd. Series 2021-31A, 3M USD LIBOR + 1.150%	1.398%	4/19/34	30,000	29,816
[4,6,7]	BlueMountain CLO XXXII Ltd. Series 2021-32A, 3M USD LIBOR + 1.170%	1.411%	10/15/34	21,445	21,424
[4,6,7]	Bristol Park CLO Ltd. Series 2016-1A, 3M USD LIBOR + 1.450%	1.691%	4/15/29	10,000	9,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	BX Commercial Mortgage Trust Series 2021-VOLT, 1M USD LIBOR + 0.700%	0.891%	9/15/36	29,050	28,212
[4,6,7]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 0.899%	1.090%	10/15/36	14,785	14,491
[4,6,7]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.650%	0.841%	8/15/36	15,225	14,826
[4,6,7]	BXHPP Trust Series 2021-FILM, 1M USD LIBOR + 0.900%	1.091%	8/15/36	3,140	3,038
[4,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	21,804	21,571
[4,6]	CF Hippolyta LLC Series 2021-1A	1.530%	3/15/61	23,601	22,347
[4,6]	Chesapeake Funding II LLC Series 2018-3A	3.390%	1/15/31	6,718	6,785
[4,6,7]	CIFC Funding 2021-III Ltd. Series 2021-3A, 3M USD LIBOR + 1.700%	1.941%	7/15/36	6,400	6,342
[4,6,7]	CIFC Funding Ltd. Series 2018-1A, 3M USD LIBOR + 1.000%	1.241%	4/18/31	12,000	11,892
[4,6]	Cloud Pass-Through Trust Series 2019-1A	3.554%	12/5/22	237	234
[4,6]	COLT Mortgage Loan Trust Series 2020-1	2.488%	2/25/50	3,303	3,303
[4,6,7]	Columbia Cent CLO 27 Ltd. Series 2018-27A, 3M USD LIBOR + 1.190%	1.442%	1/25/35	16,365	16,284
[4,6,7]	Columbia Cent CLO 30 Ltd. Series 2020-30A, 3M USD LIBOR + 1.750%	2.004%	1/20/34	15,255	15,244
[4,6,7]	Columbia Cent CLO 31 Ltd. Series 2021-31A, 3M USD LIBOR + 1.550%	1.804%	4/20/34	14,400	14,194
[4]	COMM Mortgage Trust Series 2012-CR2	3.147%	8/15/45	18,085	18,067
[4,6]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,889	13,957
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	34,867	33,687
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	28,941	28,904
[4,6,7]	Dryden 87 CLO Ltd. Series 2021-87A, 3M USD LIBOR + 1.100%	1.580%	5/20/34	36,675	36,693
[4,6]	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/20/24	1,453	1,455
[4,6]	Enterprise Fleet Financing LLC Series 2019-2	2.290%	2/20/25	9,259	9,286
[4,6]	Enterprise Fleet Financing LLC Series 2019-3	2.060%	5/20/25	6,902	6,926
[4,5,7]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, 1M USD LIBOR + 5.900%	6.087%	10/25/28	4,109	4,304
[4,6]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	64,872	62,101
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	6,175
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	7,550
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	16,485
[4,6]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	36,116	34,686
[4,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	10,188	9,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	10,343	9,971
[4,6,7]	Life Mortgage Trust Series 2021-BMR, 1M USD LIBOR + 0.700%	0.891%	3/15/38	9,147	8,965
[4,6]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	9,576	9,409
[4,6,7]	Madison Park Funding XI Ltd. Series 2013-11A, 3M USD LIBOR + 1.450%	1.709%	7/23/29	8,550	8,496
[4,6,7]	Madison Park Funding XIII Ltd. Series 2014-13A, 3M USD LIBOR + 0.950%	1.198%	4/19/30	32,889	32,873
[4,6,7]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	1.041%	1/15/28	25,082	25,053
[4,6]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	4,143	4,030
[4,6,7]	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	0.661%	7/21/24	30,925	31,008
[4,6]	Mercury Financial Credit Card Master Trust Series 2021-1A	1.540%	3/20/26	33,270	32,483
[4,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	100,980	97,085
[4,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	10,325	10,057
[4,6,7]	Oaktree CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.160%	1.401%	7/15/34	29,000	29,019
[4,6,7]	Octagon 54 Ltd. Series 2021-1A, 3M USD LIBOR + 1.120%	1.361%	7/15/34	35,000	34,943
[4,6,7]	Octagon Investment Partners 51 Ltd. Series 2021-1A, 3M USD LIBOR + 1.150%	1.404%	7/20/34	30,000	29,973
[4,6,7]	OHA Credit Funding 3 Ltd. Series 2019-3A, 3M USD LIBOR + 1.140%	1.394%	7/2/35	43,800	43,748
[4,6]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	30,280	29,418
[4,6]	OneMain Financial Issuance Trust Series 2019-1A	3.480%	2/14/31	3,695	3,701
[4,6,7]	Regatta VI Funding Ltd. Series 2016-1A, 3M USD LIBOR + 1.160%	1.414%	4/20/34	22,000	21,978
[4,6,7]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.120%	1.374%	4/20/34	20,000	19,990
[4,6,7]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.650%	1.904%	4/20/34	9,970	9,963
[4,6,7]	RR 16 Ltd. Series 2021-16A, 3M USD LIBOR + 1.110%	1.351%	7/15/36	26,720	26,676
[4,6,7]	RR 16 Ltd. Series 2021-16A, 3M USD LIBOR + 1.650%	1.891%	7/15/36	15,540	15,529
[4,6,7]	RR 18 Ltd. Series 2021-18A, 3M USD LIBOR + 1.600%	1.841%	10/15/34	30,080	29,855
[4]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	31,028	31,370
[4,6]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	29,232
[4,6,7]	Shackleton CLO Ltd. Series 2021-16A, 3M USD LIBOR + 1.210%	1.332%	10/20/34	24,870	24,874
[4,6]	SoFi Consumer Loan Program Trust Series 2020-1	2.020%	1/25/29	1,454	1,456
[4,6]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	18,595	17,923
[4,6,7]	Sound Point CLO XXXI Ltd. Series 2021-3A, 3M USD LIBOR + 1.650%	1.781%	10/25/34	11,405	11,262
[4,6]	START Ireland Series 2019-1	4.089%	3/15/44	11,901	11,724
[4,6,7]	Symphony CLO XIV Ltd. Series 2014-14A, 3M USD LIBOR + 0.950%	1.188%	7/14/26	9,602	9,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	Symphony CLO XXVIII Ltd. Series 2021-28A, 3M USD LIBOR + 1.650%	1.738%	10/23/34	25,350	25,341
[4,6]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	39,247	37,587
[4,6]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,925	34,211
[4,6]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	10,652	10,700
[4,6]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	29,505	28,180
[4,6]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	48,430	46,698
[4,6,7]	Venture 43 CLO Ltd. Series 2021-43A, 3M USD LIBOR + 1.240%	1.481%	4/15/34	9,500	9,491
[4,6,7]	Voya CLO Ltd. Series 2014-1A, 3M USD LIBOR + 0.990%	1.231%	4/18/31	20,525	20,525
[4,6,7]	Voya CLO Ltd. Series 2021-2A, 3M USD LIBOR + 1.150%	1.277%	10/20/34	37,765	37,765
[4,6,7]	Wellfleet CLO X Ltd. Series 2019-XA, 3M USD LIBOR + 1.750%	2.004%	7/20/32	10,000	9,931
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,797,422)					1,768,374
Corporate Bonds (21.1%)
Communications (1.6%)
	America Movil SAB de CV	3.625%	4/22/29	26,990	27,863
	America Movil SAB de CV	6.125%	3/30/40	7,380	9,430
	AT&T Inc.	2.750%	6/1/31	36,795	35,801
	AT&T Inc.	4.300%	12/15/42	35,590	36,970
	AT&T Inc.	3.650%	6/1/51	8,341	7,881
	AT&T Inc.	3.500%	9/15/53	33,515	30,712
	AT&T Inc.	3.850%	6/1/60	26,704	24,991
	AT&T Inc.	3.500%	2/1/61	9,685	8,552
	Charter Communications Operating LLC	2.800%	4/1/31	32,150	30,020
	Charter Communications Operating LLC	2.300%	2/1/32	7,150	6,357
	Charter Communications Operating LLC	3.500%	3/1/42	24,235	20,753
	Charter Communications Operating LLC	4.800%	3/1/50	3,777	3,682
	Charter Communications Operating LLC	3.850%	4/1/61	16,610	13,706
	Charter Communications Operating LLC	4.400%	12/1/61	13,740	12,285
	Comcast Corp.	3.375%	2/15/25	2,540	2,627
	Comcast Corp.	4.250%	1/15/33	42,890	47,306
	Comcast Corp.	4.200%	8/15/34	26,890	29,458
	Comcast Corp.	5.650%	6/15/35	4,725	5,871
	Comcast Corp.	4.400%	8/15/35	32,325	36,071
	Comcast Corp.	6.500%	11/15/35	945	1,266
	Comcast Corp.	3.969%	11/1/47	8,452	8,735
	Comcast Corp.	4.000%	3/1/48	12,180	12,646
	Comcast Corp.	3.999%	11/1/49	23,162	24,035
[6]	Comcast Corp.	2.887%	11/1/51	56,240	48,768
	Comcast Corp.	2.450%	8/15/52	25,780	20,795
	Comcast Corp.	4.049%	11/1/52	10,339	10,932
[6]	Comcast Corp.	2.937%	11/1/56	198,153	167,981
[6]	Comcast Corp.	2.987%	11/1/63	95,407	79,520
[6]	Cox Communications Inc.	3.150%	8/15/24	2,503	2,555
[6]	Cox Communications Inc.	2.600%	6/15/31	17,795	16,748
[6]	Cox Communications Inc.	4.800%	2/1/35	30,000	33,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,918	11,346
[6]	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,754	23,521
	Discovery Communications LLC	3.950%	3/20/28	14,288	14,749
	Discovery Communications LLC	4.125%	5/15/29	14,172	14,817
	Discovery Communications LLC	3.625%	5/15/30	42,180	42,330
	Discovery Communications LLC	5.200%	9/20/47	10,547	11,451
	Discovery Communications LLC	5.300%	5/15/49	5,000	5,531
	Discovery Communications LLC	4.650%	5/15/50	22,028	22,521
	Discovery Communications LLC	4.000%	9/15/55	16,442	14,949
	NBCUniversal Media LLC	4.450%	1/15/43	6,331	6,907
[6]	NTT Finance Corp.	1.162%	4/3/26	44,235	42,077
[6]	NTT Finance Corp.	2.065%	4/3/31	9,445	8,910
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	22,460
	Orange SA	9.000%	3/1/31	20,280	29,026
	Paramount Global	3.700%	6/1/28	15,190	15,717
[6]	SK Telecom Co. Ltd.	3.750%	4/16/23	11,995	12,249
[6]	Sky Ltd.	3.750%	9/16/24	45,046	46,799
[6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	35,153	36,287
	Telefonica Emisiones SA	5.213%	3/8/47	19,100	20,753
	Telefonica Emisiones SA	5.520%	3/1/49	19,772	22,301
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,191
	T-Mobile USA Inc.	2.050%	2/15/28	24,985	23,789
	T-Mobile USA Inc.	3.875%	4/15/30	61,875	63,968
	T-Mobile USA Inc.	2.550%	2/15/31	19,715	18,435
	T-Mobile USA Inc.	2.250%	11/15/31	4,745	4,306
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	16,371
	T-Mobile USA Inc.	4.500%	4/15/50	22,950	23,940
	T-Mobile USA Inc.	3.300%	2/15/51	19,300	16,817
	T-Mobile USA Inc.	3.600%	11/15/60	9,460	8,297
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	29,477
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	14,185	15,277
	Verizon Communications Inc.	4.329%	9/21/28	23,335	25,438
[6]	Verizon Communications Inc.	2.355%	3/15/32	15,791	14,753
	Verizon Communications Inc.	4.812%	3/15/39	85,963	100,176
	Verizon Communications Inc.	4.750%	11/1/41	7,750	8,755
	Verizon Communications Inc.	2.987%	10/30/56	9,247	7,884
	Vodafone Group plc	5.000%	5/30/38	1,895	2,149
	Vodafone Group plc	5.250%	5/30/48	45,220	52,538
	Walt Disney Co.	3.000%	9/15/22	11,891	12,021
	Walt Disney Co.	2.650%	1/13/31	11,330	11,219
	Walt Disney Co.	3.500%	5/13/40	50,260	50,137
	Walt Disney Co.	4.750%	9/15/44	2,358	2,712
	Walt Disney Co.	4.750%	11/15/46	14,000	16,496
	Walt Disney Co.	2.750%	9/1/49	16,835	14,702
	Walt Disney Co.	3.600%	1/13/51	27,250	27,585
	Walt Disney Co.	3.800%	5/13/60	28,415	29,403
					1,842,876
Consumer Discretionary (0.8%)
	Amazon.com Inc.	2.800%	8/22/24	9,035	9,241
	Amazon.com Inc.	4.800%	12/5/34	37,370	44,993
	Amazon.com Inc.	4.950%	12/5/44	22,605	28,103
	Amazon.com Inc.	4.250%	8/22/57	41,385	47,873
[4]	American Honda Finance Corp.	2.000%	3/24/28	19,250	18,581
[6]	BMW US Capital LLC	0.800%	4/1/24	12,590	12,291
[6]	BMW US Capital LLC	1.250%	8/12/26	28,900	27,623
[6]	Daimler Finance North America LLC	3.250%	8/1/24	5,870	6,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Duke University	2.832%	10/1/55	25,700	23,653
[4]	Emory University	2.143%	9/1/30	25,351	24,782
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	59,539
[4]	Georgetown University	4.315%	4/1/49	5,405	5,996
[4]	Georgetown University	2.943%	4/1/50	9,430	8,517
	Home Depot Inc.	3.900%	12/6/28	10,250	11,072
	Home Depot Inc.	2.700%	4/15/30	7,480	7,473
	Home Depot Inc.	3.300%	4/15/40	18,410	18,416
	Home Depot Inc.	4.400%	3/15/45	28,655	32,360
	Home Depot Inc.	4.250%	4/1/46	10,000	11,120
	Home Depot Inc.	4.500%	12/6/48	12,215	14,152
	Home Depot Inc.	3.125%	12/15/49	2,490	2,347
	Home Depot Inc.	2.375%	3/15/51	2,495	2,052
	Home Depot Inc.	2.750%	9/15/51	19,955	17,735
[6]	Hyundai Capital America	0.800%	4/3/23	91,160	90,086
[6]	Hyundai Capital America	0.875%	6/14/24	49,225	47,572
[6]	Hyundai Capital America	1.650%	9/17/26	36,480	34,580
[4]	Johns Hopkins University	4.083%	7/1/53	7,805	9,309
[4]	Johns Hopkins University	2.813%	1/1/60	6,420	5,845
	Leland Stanford Junior University	6.875%	2/1/24	13,685	14,942
[4]	Leland Stanford Junior University	7.650%	6/15/26	29,000	34,624
	Lowe's Cos. Inc.	3.100%	5/3/27	68,700	70,752
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	16,161
[4]	McDonald's Corp.	3.250%	6/10/24	5,460	5,627
[4]	McDonald's Corp.	4.875%	7/15/40	10,000	11,533
[4]	McDonald's Corp.	4.875%	12/9/45	9,940	11,393
[4]	McDonald's Corp.	3.625%	9/1/49	37,735	37,108
[4]	Northeastern University	2.894%	10/1/50	6,995	6,274
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,455	29,716
	Starbucks Corp.	4.500%	11/15/48	51,181	55,582
	Thomas Jefferson University	3.847%	11/1/57	23,125	22,522
[4]	University of Chicago	2.761%	4/1/45	5,825	5,519
	VF Corp.	2.800%	4/23/27	17,615	17,834
	VF Corp.	2.950%	4/23/30	37,015	36,636
					997,553
Consumer Staples (0.7%)
	Altria Group Inc.	5.800%	2/14/39	18,665	20,469
	Altria Group Inc.	4.500%	5/2/43	5,945	5,575
	Altria Group Inc.	3.875%	9/16/46	22,775	19,562
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	23,028
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	35,700	39,833
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	33,400	37,942
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	19,362
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	42,111
	BAT Capital Corp.	3.557%	8/15/27	63,450	64,045
[6]	Cargill Inc.	6.875%	5/1/28	19,355	23,339
[6]	Cargill Inc.	2.125%	4/23/30	5,265	5,007
[6]	Cargill Inc.	4.760%	11/23/45	28,190	33,877
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	21,930
[6]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	32,165	31,244
[4]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	16,178
	Conagra Brands Inc.	4.600%	11/1/25	7,855	8,361
	Conagra Brands Inc.	1.375%	11/1/27	11,765	10,816
	Conagra Brands Inc.	5.300%	11/1/38	6,410	7,391
	Constellation Brands Inc.	3.750%	5/1/50	2,415	2,308
[6]	Danone SA	2.947%	11/2/26	30,550	31,178
	Diageo Capital plc	2.625%	4/29/23	48,310	48,807
	Diageo Capital plc	2.375%	10/24/29	20,000	19,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	2.000%	4/29/30	5,830	5,513
	Diageo Capital plc	2.125%	4/29/32	1,845	1,736
	Diageo Investment Corp.	2.875%	5/11/22	26,991	27,103
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,615	12,391
	Hormel Foods Corp.	1.700%	6/3/28	8,125	7,761
[6]	Imperial Brands Finance plc	3.750%	7/21/22	34,745	34,920
	Kroger Co.	3.850%	8/1/23	10,770	11,035
	Kroger Co.	4.000%	2/1/24	22,290	23,065
	McCormick & Co. Inc.	2.500%	4/15/30	3,205	3,089
	Molson Coors Beverage Co.	3.500%	5/1/22	16,525	16,601
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	55,883
	Philip Morris International Inc.	2.500%	8/22/22	21,645	21,772
	Philip Morris International Inc.	3.600%	11/15/23	7,000	7,221
	Philip Morris International Inc.	3.375%	8/11/25	14,440	14,902
	Philip Morris International Inc.	4.875%	11/15/43	6,185	6,825
[6]	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	14,894
					796,629
Energy (1.1%)
	BP Capital Markets America Inc.	1.749%	8/10/30	7,780	7,061
	BP Capital Markets America Inc.	2.721%	1/12/32	39,205	37,614
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	17,964
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	9,672
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	25,578
	BP Capital Markets America Inc.	3.001%	3/17/52	68,790	58,529
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	11,239
	BP Capital Markets plc	2.500%	11/6/22	22,000	22,174
	BP Capital Markets plc	3.994%	9/26/23	16,185	16,708
	BP Capital Markets plc	3.814%	2/10/24	38,938	40,277
	BP Capital Markets plc	3.506%	3/17/25	50,285	52,124
	Chevron Corp.	3.191%	6/24/23	25,330	25,819
	ConocoPhillips Co.	4.950%	3/15/26	4,385	4,805
[6]	Coterra Energy Inc.	4.375%	6/1/24	31,555	32,778
[6]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	19,501
[6]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	4,538
[6]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	26,881
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	30,325	29,660
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	15,705
	Energy Transfer LP	5.250%	4/15/29	40,000	43,955
	Energy Transfer LP	5.350%	5/15/45	3,500	3,676
	Energy Transfer LP	5.300%	4/15/47	5,745	6,022
	Energy Transfer LP	5.400%	10/1/47	750	797
	Energy Transfer LP	5.000%	5/15/50	10,000	10,419
	Enterprise Products Operating LLC	5.100%	2/15/45	9,720	10,868
	Enterprise Products Operating LLC	4.250%	2/15/48	26,420	26,790
	Enterprise Products Operating LLC	3.700%	1/31/51	5,935	5,548
	Enterprise Products Operating LLC	3.300%	2/15/53	15,000	13,131
	Exxon Mobil Corp.	2.726%	3/1/23	11,910	12,051
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,399
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	36,918
	Exxon Mobil Corp.	2.440%	8/16/29	25,195	24,808
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	35,615
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	13,143
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	47,605	44,280
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	44,479	41,033
	Plains All American Pipeline LP	3.850%	10/15/23	36,775	37,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	32,278
[6]	Schlumberger Investment SA	2.400%	8/1/22	23,925	23,973
	Schlumberger Investment SA	3.650%	12/1/23	44,520	45,733
	Shell International Finance BV	3.250%	5/11/25	11,051	11,457
	Shell International Finance BV	4.125%	5/11/35	43,465	47,670
	Shell International Finance BV	5.500%	3/25/40	12,990	16,372
	Shell International Finance BV	2.875%	11/26/41	15,000	13,798
	Shell International Finance BV	4.375%	5/11/45	96,700	106,876
	Shell International Finance BV	4.000%	5/10/46	10,000	10,602
	Shell International Finance BV	3.000%	11/26/51	52,435	47,748
	Suncor Energy Inc.	5.950%	12/1/34	20,700	24,591
	TotalEnergies Capital International SA	2.700%	1/25/23	36,510	36,893
	TotalEnergies Capital International SA	3.750%	4/10/24	41,500	42,671
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	51,131
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	7,558
					1,353,054
Financials (8.8%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	27,907
	AerCap Ireland Capital DAC	3.000%	10/29/28	15,230	14,667
	AerCap Ireland Capital DAC	3.300%	1/30/32	28,265	26,813
	AerCap Ireland Capital DAC	3.400%	10/29/33	9,080	8,568
	AerCap Ireland Capital DAC	3.850%	10/29/41	7,230	6,648
[6]	AIA Group Ltd.	3.600%	4/9/29	50,475	53,141
[6]	AIA Group Ltd.	3.375%	4/7/30	12,460	12,945
	American International Group Inc.	3.750%	7/10/25	8,990	9,358
	American International Group Inc.	4.250%	3/15/29	35,227	38,018
	American International Group Inc.	4.700%	7/10/35	16,375	18,482
	American International Group Inc.	6.250%	5/1/36	7,775	10,116
	American International Group Inc.	4.500%	7/16/44	27,612	30,619
	American International Group Inc.	4.800%	7/10/45	7,130	8,216
	American International Group Inc.	4.750%	4/1/48	21,995	25,497
	American International Group Inc.	4.375%	6/30/50	12,500	13,906
	American International Group Inc.	4.375%	1/15/55	4,755	5,176
	Aon Corp.	2.850%	5/28/27	18,870	19,009
[6]	Athene Global Funding	1.000%	4/16/24	22,095	21,523
[6]	Athene Global Funding	2.717%	1/7/29	33,350	32,130
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	20,109
[6]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	13,451
[6]	Avolon Holdings Funding Ltd.	2.528%	11/18/27	10,000	9,382
	Banco Santander SA	3.125%	2/23/23	28,400	28,721
	Banco Santander SA	3.848%	4/12/23	16,400	16,756
	Banco Santander SA	1.849%	3/25/26	14,000	13,454
	Banco Santander SA	2.749%	12/3/30	15,600	14,150
	Banco Santander SA	2.958%	3/25/31	10,000	9,601
[4]	Bank of America Corp.	4.000%	1/22/25	32,900	34,168
[4]	Bank of America Corp.	3.500%	4/19/26	10,000	10,371
[4]	Bank of America Corp.	3.559%	4/23/27	86,705	89,018
[4]	Bank of America Corp.	3.593%	7/21/28	37,950	39,185
[4]	Bank of America Corp.	3.419%	12/20/28	8,681	8,886
[4]	Bank of America Corp.	4.271%	7/23/29	74,365	79,280
[4]	Bank of America Corp.	3.974%	2/7/30	120,185	126,099
[4]	Bank of America Corp.	3.194%	7/23/30	35,285	35,327
[4]	Bank of America Corp.	2.496%	2/13/31	50,870	48,465
	Bank of America Corp.	2.572%	10/20/32	17,275	16,391
[4]	Bank of America Corp.	5.875%	2/7/42	9,965	12,932
	Bank of America Corp.	3.311%	4/22/42	55,635	53,374
[4]	Bank of America Corp.	5.000%	1/21/44	39,433	46,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bank of America Corp.	3.946%	1/23/49	5,380	5,622
[4]	Bank of America Corp.	4.330%	3/15/50	78,120	86,696
	Bank of America Corp.	2.972%	7/21/52	65,950	58,710
[4]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	28,726
	Bank of Nova Scotia	2.700%	8/3/26	63,160	63,777
	Bank of Nova Scotia	1.950%	2/2/27	12,470	12,114
[6]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	32,914
[4]	Barclays plc	3.932%	5/7/25	55,605	57,123
[4]	Barclays plc	2.852%	5/7/26	9,975	9,963
	Barclays plc	2.279%	11/24/27	14,930	14,400
	Barclays plc	2.667%	3/10/32	44,170	41,414
	Barclays plc	2.894%	11/24/32	43,865	41,561
	Barclays plc	3.330%	11/24/42	37,170	33,945
[7]	Barclays plc, 3M USD LIBOR + 1.380%	1.839%	5/16/24	36,385	36,782
	BlackRock Inc.	2.100%	2/25/32	17,525	16,403
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,130	18,182
[6]	BNP Paribas SA	2.950%	5/23/22	4,105	4,126
[4]	BNP Paribas SA	3.250%	3/3/23	7,620	7,741
[6]	BNP Paribas SA	3.800%	1/10/24	25,780	26,525
[6]	BNP Paribas SA	3.375%	1/9/25	60,670	61,830
[6]	BNP Paribas SA	2.819%	11/19/25	45,685	45,719
[6]	BNP Paribas SA	1.323%	1/13/27	18,995	17,857
[6]	BNP Paribas SA	3.500%	11/16/27	69,325	70,802
[6]	BNP Paribas SA	2.591%	1/20/28	35,220	34,263
[6]	BNP Paribas SA	2.159%	9/15/29	31,165	28,996
[6]	BNP Paribas SA	2.871%	4/19/32	23,435	22,254
[6]	BPCE SA	5.700%	10/22/23	6,225	6,540
	BPCE SA	4.000%	4/15/24	30,615	31,725
[6]	BPCE SA	5.150%	7/21/24	43,790	45,995
[6]	BPCE SA	2.045%	10/19/27	25,245	24,089
[6]	BPCE SA	3.500%	10/23/27	64,230	65,311
[6]	BPCE SA	2.700%	10/1/29	50,000	48,931
[6]	Brighthouse Financial Global Funding	1.000%	4/12/24	2,425	2,360
[6]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,910	16,566
[6]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	19,454
[6]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	15,298
[6]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	33,885	32,651
[7]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.931%	6/16/22	57,780	57,878
	Capital One Financial Corp.	3.750%	4/24/24	55,460	57,257
	Capital One Financial Corp.	3.200%	2/5/25	24,185	24,706
	Charles Schwab Corp.	0.750%	3/18/24	30,130	29,500
	Charles Schwab Corp.	3.200%	3/2/27	19,665	20,397
	Charles Schwab Corp.	2.000%	3/20/28	27,375	26,587
	Chubb Corp.	6.000%	5/11/37	50,000	66,117
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	23,038
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	33,782
	Citigroup Inc.	0.981%	5/1/25	32,820	31,899
	Citigroup Inc.	1.462%	6/9/27	66,630	63,112
[4]	Citigroup Inc.	3.070%	2/24/28	65,000	65,572
	Citigroup Inc.	4.125%	7/25/28	14,550	15,285
[4]	Citigroup Inc.	3.520%	10/27/28	72,550	74,552
	Citigroup Inc.	6.625%	6/15/32	45,000	56,412
	Citigroup Inc.	2.520%	11/3/32	25,750	24,263
[4]	Citigroup Inc.	3.878%	1/24/39	37,030	38,706
	Citigroup Inc.	2.904%	11/3/42	19,370	17,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	CNO Global Funding	1.650%	1/6/25	8,725	8,517
[6]	CNO Global Funding	2.650%	1/6/29	12,585	12,083
[4]	Comerica Bank	2.500%	7/23/24	27,415	27,688
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	69,151
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	44,143
[6]	Credit Agricole SA	3.750%	4/24/23	31,675	32,379
[6]	Credit Agricole SA	3.250%	10/4/24	71,600	73,274
[4]	Credit Suisse AG	3.625%	9/9/24	4,885	5,042
[6]	Credit Suisse Group AG	4.207%	6/12/24	12,375	12,685
	Credit Suisse Group AG	3.750%	3/26/25	67,850	69,690
[6]	Credit Suisse Group AG	2.593%	9/11/25	17,585	17,459
[6]	Credit Suisse Group AG	1.305%	2/2/27	14,940	13,887
[6]	Credit Suisse Group AG	3.869%	1/12/29	10,980	11,206
[6]	Credit Suisse Group AG	3.091%	5/14/32	59,185	56,096
[6,7]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.441%	6/12/24	25,015	25,233
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	56,021
[6]	Danske Bank A/S	3.875%	9/12/23	46,290	47,364
[6]	Danske Bank A/S	5.375%	1/12/24	28,240	29,765
[6]	Danske Bank A/S	1.621%	9/11/26	28,990	27,725
[6]	Danske Bank A/S	1.549%	9/10/27	55,460	52,440
[6]	DNB Bank ASA	1.535%	5/25/27	44,030	42,062
[6]	DNB Bank ASA	1.605%	3/30/28	45,870	43,242
[6]	DNB Boligkreditt A/S	2.500%	3/28/22	47,550	47,613
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	10,021
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	25,420
[6]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	11,916
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	17,087
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	26,544
[6]	Farmers Exchange Capital	7.050%	7/15/28	25,000	29,609
	Fifth Third Bancorp	2.550%	5/5/27	19,150	19,104
[6]	Five Corners Funding Trust	4.419%	11/15/23	5,935	6,157
[6]	GA Global Funding Trust	1.000%	4/8/24	21,750	21,048
	Global Payments Inc.	2.900%	5/15/30	14,680	14,128
	Globe Life Inc.	7.875%	5/15/23	45,000	48,003
	Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	35,986
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	18,052
[4]	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	47,088
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	18,731
	Goldman Sachs Group Inc.	1.431%	3/9/27	71,545	67,631
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	92,053
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	15,055	15,592
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	24,697
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	71,805
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,490	20,301
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	27,602
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	83,364
	Goldman Sachs Group Inc.	2.383%	7/21/32	67,160	62,269
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	13,326
	Goldman Sachs Group Inc.	3.102%	2/24/33	26,620	26,185
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	57,794
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	26,443
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	29,448
[6]	Guardian Life Global Funding	1.250%	5/13/26	6,735	6,476
	HSBC Holdings plc	3.600%	5/25/23	60,200	61,596
	HSBC Holdings plc	0.976%	5/24/25	10,150	9,811
	HSBC Holdings plc	3.900%	5/25/26	12,085	12,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	1.589%	5/24/27	25,850	24,370
	HSBC Holdings plc	2.251%	11/22/27	74,610	71,851
[4]	HSBC Holdings plc	4.041%	3/13/28	21,805	22,602
[4]	HSBC Holdings plc	4.583%	6/19/29	40,480	43,206
	HSBC Holdings plc	2.206%	8/17/29	53,960	50,358
[4]	HSBC Holdings plc	2.357%	8/18/31	54,320	49,843
	HSBC Holdings plc	2.804%	5/24/32	50,910	48,055
	HSBC Holdings plc	2.871%	11/22/32	52,995	50,280
	HSBC Holdings plc	6.500%	5/2/36	25,000	31,486
	HSBC Holdings plc	6.100%	1/14/42	40,665	53,673
	HSBC Holdings plc	5.250%	3/14/44	13,210	15,177
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.488%	5/18/24	26,340	26,531
	HSBC USA Inc.	3.500%	6/23/24	28,025	28,852
	ING Groep NV	3.150%	3/29/22	12,955	12,978
	ING Groep NV	3.950%	3/29/27	44,565	46,818
	ING Groep NV	1.726%	4/1/27	16,075	15,367
	Intercontinental Exchange Inc.	1.850%	9/15/32	9,525	8,518
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	5,200
	Intercontinental Exchange Inc.	3.000%	6/15/50	39,540	35,250
[6]	JAB Holdings BV	2.200%	11/23/30	9,385	8,660
[6]	JAB Holdings BV	3.750%	5/28/51	19,275	18,410
[6]	Jackson National Life Global Funding	3.250%	1/30/24	24,070	24,592
[6]	Jackson National Life Global Funding	1.750%	1/12/25	18,915	18,609
[6]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	23,397
	JPMorgan Chase & Co.	3.375%	5/1/23	15,450	15,741
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	40,464
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	14,495
	JPMorgan Chase & Co.	4.125%	12/15/26	29,835	31,712
	JPMorgan Chase & Co.	4.250%	10/1/27	13,420	14,350
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	39,869
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	69,948
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	16,604
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	56,221
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	18,398
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	120,983
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	22,354
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	47,308
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	20,273
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	17,602
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	169,281
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	18,421
[6]	Liberty Mutual Group Inc.	4.250%	6/15/23	3,160	3,255
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	11,170	12,402
[6]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	37,526
[6]	LSEGA Financing plc	1.375%	4/6/26	56,790	53,915
[6]	LSEGA Financing plc	2.000%	4/6/28	24,615	23,464
[6]	LSEGA Financing plc	2.500%	4/6/31	37,780	36,101
[6]	Macquarie Group Ltd.	4.150%	3/27/24	49,500	50,623
[6]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	40,679
[6]	Macquarie Group Ltd.	2.871%	1/14/33	59,895	56,651
[4]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	25,233
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	25,532
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	13,083
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	17,812
[6]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	26,058
	MetLife Inc.	3.600%	4/10/24	35,035	36,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.125%	8/13/42	15,565	16,706
	MetLife Inc.	4.875%	11/13/43	17,000	20,271
[6]	Metropolitan Life Global Funding I	2.650%	4/8/22	13,770	13,799
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	24,741
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	22,071
[6]	Metropolitan Life Global Funding I	2.400%	1/11/32	47,825	46,005
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	67,980	68,419
[4]	Morgan Stanley	3.875%	4/29/24	97,010	100,280
[4]	Morgan Stanley	3.700%	10/23/24	29,050	30,050
	Morgan Stanley	0.790%	5/30/25	42,545	41,032
[4]	Morgan Stanley	2.720%	7/22/25	53,860	54,177
[4]	Morgan Stanley	4.000%	7/23/25	29,455	30,870
	Morgan Stanley	2.630%	2/18/26	61,765	61,813
[4]	Morgan Stanley	3.125%	7/27/26	11,435	11,651
[4]	Morgan Stanley	6.250%	8/9/26	20,000	22,898
	Morgan Stanley	3.625%	1/20/27	60,000	62,564
[4]	Morgan Stanley	3.772%	1/24/29	56,905	59,072
[4]	Morgan Stanley	2.699%	1/22/31	74,290	72,011
[4]	Morgan Stanley	1.928%	4/28/32	50,000	45,073
[4]	Morgan Stanley	2.239%	7/21/32	81,175	74,972
[4]	Morgan Stanley	2.511%	10/20/32	32,340	30,560
	Morgan Stanley	2.943%	1/21/33	31,555	30,890
	Morgan Stanley	2.484%	9/16/36	43,080	39,122
	Morgan Stanley	4.300%	1/27/45	18,360	19,981
	Nasdaq Inc.	3.250%	4/28/50	10,000	9,065
[6]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	68,879
[6]	National Australia Bank Ltd.	2.990%	5/21/31	62,492	59,650
[6]	National Australia Bank Ltd.	3.347%	1/12/37	35,275	33,688
[6]	Nationwide Building Society	3.622%	4/26/23	23,975	24,037
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	50,280
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	42,648
	NatWest Group plc	1.642%	6/14/27	29,040	27,584
[6]	NatWest Markets plc	0.800%	8/12/24	22,050	21,174
[6]	NBK SPC Ltd.	2.750%	5/30/22	56,530	56,686
[6]	NBK SPC Ltd.	1.625%	9/15/27	67,900	63,849
[6]	New York Life Global Funding	2.900%	1/17/24	29,050	29,592
[6]	New York Life Insurance Co.	5.875%	5/15/33	55,395	68,975
[6]	New York Life Insurance Co.	3.750%	5/15/50	9,245	9,347
[6]	New York Life Insurance Co.	4.450%	5/15/69	15,270	17,056
[6]	Nordea Bank Abp	1.500%	9/30/26	65,800	62,703
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,134	24,276
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	8,857
[6]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	25,994
[6]	Penske Truck Leasing Co. LP	3.450%	7/1/24	16,420	16,796
[6]	Penske Truck Leasing Co. LP	2.700%	11/1/24	10,220	10,284
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	54,032
[6]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	17,495
[4]	PNC Bank NA	3.300%	10/30/24	18,195	18,783
[4]	PNC Bank NA	4.200%	11/1/25	16,650	17,665
[4]	PNC Bank NA	3.100%	10/25/27	41,975	43,480
[4]	PNC Bank NA	3.250%	1/22/28	60,465	62,612
	PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	43,158
	PNC Financial Services Group Inc.	2.550%	1/22/30	54,405	53,497
[6]	Principal Life Global Funding II	2.500%	9/16/29	25,000	24,723
	Prudential plc	3.125%	4/14/30	14,640	14,900
[6]	RGA Global Funding	2.700%	1/18/29	14,330	14,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander Holdings USA Inc.	3.400%	1/18/23	20,375	20,661
[6]	Standard Chartered plc	1.214%	3/23/25	6,465	6,288
[4]	State Street Corp.	2.653%	5/15/23	30,770	30,840
[6]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	58,195	56,728
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	59,536
[6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	24,830	29,107
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	45,633
[4]	Truist Bank	3.300%	5/15/26	12,895	13,348
[4]	Truist Financial Corp.	2.750%	4/1/22	61,300	61,300
[4]	Truist Financial Corp.	2.200%	3/16/23	31,045	31,210
[4]	Truist Financial Corp.	3.700%	6/5/25	49,000	51,204
[4]	Truist Financial Corp.	1.950%	6/5/30	22,005	20,592
[6]	UBS AG	1.250%	6/1/26	36,125	34,382
[6]	UBS Group AG	1.494%	8/10/27	40,005	37,814
[6]	UBS Group AG	3.126%	8/13/30	16,000	15,898
[6]	UBS Group AG	2.095%	2/11/32	23,650	21,532
[6]	UBS Group AG	2.746%	2/11/33	37,160	35,447
[6]	UBS Group AG	3.179%	2/11/43	36,770	34,013
[6]	UniCredit SpA	1.982%	6/3/27	35,165	32,750
[6]	UniCredit SpA	3.127%	6/3/32	38,145	34,845
[4]	US Bancorp	3.700%	1/30/24	52,500	54,359
[4]	US Bancorp	2.677%	1/27/33	65,020	63,902
	US Bancorp	2.491%	11/3/36	64,150	59,826
[4]	Wells Fargo & Co.	3.500%	3/8/22	10,720	10,724
	Wells Fargo & Co.	4.480%	1/16/24	46,156	48,206
[4]	Wells Fargo & Co.	3.750%	1/24/24	50,755	52,331
[4]	Wells Fargo & Co.	0.805%	5/19/25	13,885	13,445
[4]	Wells Fargo & Co.	3.550%	9/29/25	32,170	33,345
	Wells Fargo & Co.	3.000%	4/22/26	39,405	39,943
[4]	Wells Fargo & Co.	3.196%	6/17/27	60,555	61,547
[4]	Wells Fargo & Co.	2.879%	10/30/30	15,000	14,764
[4]	Wells Fargo & Co.	2.572%	2/11/31	76,020	72,969
	Wells Fargo & Co.	5.606%	1/15/44	68,281	83,683
[4]	Wells Fargo & Co.	4.650%	11/4/44	10,315	11,299
[4]	Wells Fargo & Co.	4.900%	11/17/45	19,160	21,732
[4]	Wells Fargo & Co.	4.400%	6/14/46	73,300	78,578
[4]	Wells Fargo & Co.	4.750%	12/7/46	23,150	26,037
					10,346,147
Health Care (2.6%)
	AbbVie Inc.	3.800%	3/15/25	15,725	16,333
	AbbVie Inc.	3.200%	11/21/29	22,425	22,738
	AbbVie Inc.	4.300%	5/14/36	5,120	5,577
	AbbVie Inc.	4.050%	11/21/39	20,255	21,265
	AbbVie Inc.	4.400%	11/6/42	6,405	6,920
	AbbVie Inc.	4.850%	6/15/44	18,000	20,357
	AbbVie Inc.	4.450%	5/14/46	29,520	31,862
	AbbVie Inc.	4.250%	11/21/49	18,435	19,593
[4]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	26,951
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	6,943
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	8,475
	Aetna Inc.	2.800%	6/15/23	25,660	25,991
[6]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,864
[6]	Alcon Finance Corp.	2.600%	5/27/30	4,690	4,480
[6]	Alcon Finance Corp.	3.800%	9/23/49	22,830	22,326
	AmerisourceBergen Corp.	0.737%	3/15/23	56,400	55,920
	Amgen Inc.	2.300%	2/25/31	43,075	40,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	3.350%	2/22/32	5,840	5,956
	Amgen Inc.	3.150%	2/21/40	16,740	15,579
	Amgen Inc.	5.150%	11/15/41	10,583	12,288
	Amgen Inc.	4.200%	2/22/52	1,635	1,715
	Amgen Inc.	2.770%	9/1/53	14,741	11,976
	Anthem Inc.	3.300%	1/15/23	42,468	43,118
	Anthem Inc.	3.650%	12/1/27	26,975	28,298
	Anthem Inc.	4.101%	3/1/28	40,910	43,767
	Anthem Inc.	2.550%	3/15/31	35,565	34,263
	Anthem Inc.	4.650%	8/15/44	2,876	3,233
[4]	Ascension Health	2.532%	11/15/29	22,515	22,521
[4]	Ascension Health	4.847%	11/15/53	23,970	30,903
	AstraZeneca plc	4.000%	1/17/29	47,000	50,880
	AstraZeneca plc	6.450%	9/15/37	23,385	32,066
	Banner Health	2.907%	1/1/42	29,965	27,936
[6]	Baxter International Inc.	2.272%	12/1/28	27,495	26,486
[6]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	48,931
[6]	Bayer US Finance LLC	3.375%	10/8/24	33,220	33,889
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	13,585	12,125
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	17,846
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	10,500
	Boston Scientific Corp.	4.000%	3/1/29	6,810	7,244
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,553	4,610
	Bristol-Myers Squibb Co.	3.400%	7/26/29	31,020	32,661
	Bristol-Myers Squibb Co.	4.125%	6/15/39	17,720	19,429
[8]	Bristol-Myers Squibb Co.	3.550%	3/15/42	41,245	42,091
	Bristol-Myers Squibb Co.	4.550%	2/20/48	7,347	8,545
	Bristol-Myers Squibb Co.	4.250%	10/26/49	20,963	23,551
	Bristol-Myers Squibb Co.	2.550%	11/13/50	11,865	10,055
[8]	Bristol-Myers Squibb Co.	3.700%	3/15/52	17,175	17,710
[4]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	41,583
[4]	Children's Hospital Corp.	2.585%	2/1/50	5,460	4,674
[4]	Cigna Corp.	3.250%	4/15/25	31,655	32,346
	Cigna Corp.	4.375%	10/15/28	18,600	20,161
	CommonSpirit Health	2.950%	11/1/22	13,735	13,879
	CommonSpirit Health	4.200%	8/1/23	9,885	10,166
	CommonSpirit Health	2.760%	10/1/24	29,395	29,646
	CommonSpirit Health	3.347%	10/1/29	36,655	37,081
	CommonSpirit Health	2.782%	10/1/30	21,827	21,233
[4]	CommonSpirit Health	4.350%	11/1/42	30,380	31,745
	CommonSpirit Health	4.187%	10/1/49	54,248	57,188
	CommonSpirit Health	3.910%	10/1/50	6,420	6,479
[4]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	9,487
	CVS Health Corp.	4.300%	3/25/28	953	1,030
	CVS Health Corp.	4.875%	7/20/35	6,900	7,932
	CVS Health Corp.	4.125%	4/1/40	11,570	12,015
	CVS Health Corp.	5.125%	7/20/45	31,100	36,044
	Dignity Health	3.812%	11/1/24	20,780	21,443
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	27,765
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	23,106
	Gilead Sciences Inc.	2.600%	10/1/40	20,000	17,242
	Gilead Sciences Inc.	4.500%	2/1/45	9,915	10,845
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	15,666
	Gilead Sciences Inc.	2.800%	10/1/50	48,610	41,139
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	32,180
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	56,354
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	11,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	15,353
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	34,574
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	17,091
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	34,101
[4]	Mass General Brigham Inc.	3.192%	7/1/49	24,480	23,592
[4]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	30,223
	Medtronic Inc.	3.500%	3/15/25	13,468	14,046
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	17,373
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	14,158
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	10,630	12,330
	Merck & Co. Inc.	3.400%	3/7/29	49,240	51,833
	Merck & Co. Inc.	4.150%	5/18/43	22,090	24,551
	Merck & Co. Inc.	4.000%	3/7/49	52,385	57,741
[4]	Mercy Health	4.302%	7/1/28	20,339	21,898
	Novartis Capital Corp.	3.400%	5/6/24	16,695	17,256
	Novartis Capital Corp.	4.400%	5/6/44	25,896	30,116
	OhioHealth Corp.	2.297%	11/15/31	26,665	25,357
	OhioHealth Corp.	2.834%	11/15/41	16,515	15,152
	Pfizer Inc.	3.450%	3/15/29	70,335	74,239
	Pfizer Inc.	1.700%	5/28/30	6,065	5,656
	Pfizer Inc.	4.100%	9/15/38	53,995	60,011
	Pfizer Inc.	2.550%	5/28/40	7,535	6,894
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	8,091
[4]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	7,787
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	10,311
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	17,116
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	12,534
[4]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	39,905	34,084
[6]	Roche Holdings Inc.	2.607%	12/13/51	8,330	7,367
	Royalty Pharma plc	3.300%	9/2/40	14,550	12,879
	Royalty Pharma plc	3.550%	9/2/50	44,555	38,641
[4]	Rush Obligated Group	3.922%	11/15/29	11,880	12,731
[4]	SSM Health Care Corp.	3.823%	6/1/27	34,910	37,232
[4]	Sutter Health	2.294%	8/15/30	18,345	17,242
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,355	28,134
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	16,544
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,965	8,495
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,335	17,951
	Toledo Hospital	5.750%	11/15/38	18,440	20,589
	UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,700
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	15,886
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	37,067
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	7,110
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	14,418
	UnitedHealth Group Inc.	4.625%	7/15/35	9,595	11,093
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	7,630
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	7,841
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	74,307
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	28,885
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	9,510
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	5,166
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	24,796
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	5,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	23,972
	UnitedHealth Group Inc.	2.900%	5/15/50	36,620	33,340
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	38,842
	UnitedHealth Group Inc.	3.875%	8/15/59	19,125	20,191
	UnitedHealth Group Inc.	3.125%	5/15/60	13,830	12,578
	Wyeth LLC	5.950%	4/1/37	25,000	32,773
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	31,569
					3,011,184
Industrials (0.9%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	16,486
[6]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	11,450
[6]	BAE Systems plc	3.400%	4/15/30	7,335	7,478
	Boeing Co.	1.433%	2/4/24	15,490	15,242
	Boeing Co.	2.700%	2/1/27	17,155	16,921
	Boeing Co.	3.625%	2/1/31	24,800	25,017
	Boeing Co.	8.625%	11/15/31	9,460	12,991
	Boeing Co.	3.750%	2/1/50	4,970	4,618
	Boeing Co.	5.805%	5/1/50	15,935	18,946
	Boeing Co.	3.950%	8/1/59	16,150	14,656
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	21,668
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	21,471
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	6,858
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	14,537
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,953
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	9,232
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	32,935	29,623
	Canadian National Railway Co.	2.450%	5/1/50	6,870	5,704
	Canadian Pacific Railway Co.	2.450%	12/2/31	8,735	8,385
	Canadian Pacific Railway Co.	3.100%	12/2/51	31,340	28,475
	Carrier Global Corp.	2.722%	2/15/30	15,418	14,993
	Caterpillar Inc.	3.400%	5/15/24	14,200	14,666
[4]	Continental Airlines Pass-Through Trust Class A Series 2007-1	5.983%	4/19/22	4,726	4,748
	CSX Corp.	4.300%	3/1/48	16,150	17,723
	CSX Corp.	3.350%	9/15/49	5,535	5,283
	Deere & Co.	7.125%	3/3/31	17,500	23,373
[6]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	27,229
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	54,523
[4]	John Deere Capital Corp.	3.450%	3/13/25	43,145	44,934
[4]	Kansas City Southern	4.950%	8/15/45	16,985	19,826
	Lockheed Martin Corp.	2.900%	3/1/25	10,450	10,693
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,593
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	9,123
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	16,996
	Lockheed Martin Corp.	4.090%	9/15/52	5,500	6,086
	Otis Worldwide Corp.	2.565%	2/15/30	8,000	7,756
	Parker-Hannifin Corp.	3.250%	6/14/29	9,650	9,841
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	17,735	19,455
	Raytheon Technologies Corp.	4.125%	11/16/28	16,675	18,025
	Raytheon Technologies Corp.	4.450%	11/16/38	9,325	10,410
	Raytheon Technologies Corp.	4.500%	6/1/42	8,727	9,735
	Raytheon Technologies Corp.	3.750%	11/1/46	5,923	5,980
[6]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	62,792
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	19,372
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	35,655	33,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	39,510
[4]	Southwest Airlines Co. Pass-Through Trust Series 2007-1	6.150%	8/1/22	1,781	1,804
	Teledyne Technologies Inc.	2.250%	4/1/28	37,435	36,400
	Teledyne Technologies Inc.	2.750%	4/1/31	41,220	39,654
	Union Pacific Corp.	3.700%	3/1/29	17,470	18,530
	Union Pacific Corp.	3.375%	2/14/42	18,180	18,148
	Union Pacific Corp.	3.250%	2/5/50	5,565	5,343
	Union Pacific Corp.	3.799%	10/1/51	38,061	39,740
	Union Pacific Corp.	3.500%	2/14/53	35,235	35,377
	Union Pacific Corp.	3.839%	3/20/60	29,365	30,237
	Union Pacific Corp.	2.973%	9/16/62	22,015	18,974
	Union Pacific Corp.	3.750%	2/5/70	10,510	10,481
[4]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	5,665	5,580
					1,061,552
Materials (0.0%)
	International Paper Co.	4.350%	8/15/48	16,637	18,105
Real Estate (0.5%)
	American Tower Corp.	5.000%	2/15/24	2,770	2,918
	American Tower Corp.	4.400%	2/15/26	7,315	7,760
	American Tower Corp.	3.800%	8/15/29	33,804	34,940
	Boston Properties LP	3.125%	9/1/23	13,275	13,488
	Boston Properties LP	3.800%	2/1/24	1,750	1,800
	Crown Castle International Corp.	3.650%	9/1/27	10,215	10,575
	Crown Castle International Corp.	3.800%	2/15/28	8,435	8,767
	Crown Castle International Corp.	2.100%	4/1/31	71,340	64,259
	CubeSmart LP	2.250%	12/15/28	12,135	11,536
	Equinix Inc.	3.000%	7/15/50	34,420	28,725
	Healthpeak Properties Inc.	2.125%	12/1/28	30,395	29,133
	Healthpeak Properties Inc.	3.000%	1/15/30	31,475	31,397
	Realty Income Corp.	3.400%	1/15/28	5,900	6,090
	Realty Income Corp.	2.200%	6/15/28	24,400	23,623
	Realty Income Corp.	3.250%	1/15/31	12,940	13,151
	Realty Income Corp.	2.850%	12/15/32	16,610	16,205
[6]	SBA Tower Trust	3.448%	3/15/23	23,770	24,078
[6]	SBA Tower Trust	2.836%	1/15/25	25,075	25,262
[6]	SBA Tower Trust	1.884%	1/15/26	8,960	8,676
[6]	SBA Tower Trust	1.631%	11/15/26	34,975	33,644
[6]	SBA Tower Trust	1.840%	4/15/27	54,190	52,321
[6]	SBA Tower Trust	2.593%	10/15/31	51,750	51,244
[6]	Scentre Group Trust 1	4.375%	5/28/30	19,110	20,878
	Simon Property Group LP	3.750%	2/1/24	3,265	3,364
	Simon Property Group LP	3.375%	10/1/24	10,055	10,345
	Simon Property Group LP	2.450%	9/13/29	19,865	19,196
					553,375
Technology (1.6%)
	Apple Inc.	3.000%	2/9/24	22,535	23,099
	Apple Inc.	3.450%	5/6/24	39,950	41,392
	Apple Inc.	2.850%	5/11/24	44,990	45,994
	Apple Inc.	3.250%	2/23/26	37,631	39,277
	Apple Inc.	2.450%	8/4/26	43,466	44,148
	Apple Inc.	3.350%	2/9/27	55,925	58,927
	Apple Inc.	3.200%	5/11/27	39,185	41,057
	Apple Inc.	2.900%	9/12/27	55,355	57,084
	Apple Inc.	3.850%	5/4/43	17,000	18,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	4.450%	5/6/44	5,075	5,927
	Apple Inc.	3.850%	8/4/46	36,890	39,904
	Apple Inc.	2.650%	5/11/50	17,660	15,722
	Apple Inc.	2.550%	8/20/60	48,290	40,171
	Broadcom Corp.	3.875%	1/15/27	11,385	11,858
	Broadcom Inc.	4.250%	4/15/26	3,505	3,703
	Broadcom Inc.	4.110%	9/15/28	37,859	39,789
	Broadcom Inc.	4.150%	11/15/30	4,480	4,698
[6]	Broadcom Inc.	2.600%	2/15/33	4,375	3,987
[6]	Broadcom Inc.	3.419%	4/15/33	10,535	10,284
[6]	Broadcom Inc.	3.500%	2/15/41	34,030	31,445
[6]	Broadcom Inc.	3.750%	2/15/51	11,745	10,970
	Cisco Systems Inc.	2.500%	9/20/26	15,676	16,021
	Fiserv Inc.	3.200%	7/1/26	23,105	23,595
	Intel Corp.	2.875%	5/11/24	29,395	30,068
	Intel Corp.	4.100%	5/19/46	51,605	55,159
	Intel Corp.	4.100%	5/11/47	21,904	23,373
	Intel Corp.	3.734%	12/8/47	8,096	8,188
	Intel Corp.	3.250%	11/15/49	19,400	18,116
	Intel Corp.	3.050%	8/12/51	43,925	39,693
	International Business Machines Corp.	3.625%	2/12/24	35,000	36,203
	International Business Machines Corp.	3.000%	5/15/24	86,100	88,114
	International Business Machines Corp.	3.300%	5/15/26	155,985	162,371
	International Business Machines Corp.	3.500%	5/15/29	103,700	108,586
	International Business Machines Corp.	5.875%	11/29/32	20,240	25,372
	Microsoft Corp.	3.125%	11/3/25	17,700	18,382
	Microsoft Corp.	3.500%	2/12/35	23,520	25,406
	Microsoft Corp.	3.450%	8/8/36	31,097	33,383
	Microsoft Corp.	2.525%	6/1/50	122,844	109,100
	Microsoft Corp.	2.921%	3/17/52	123,829	118,325
	Oracle Corp.	2.950%	11/15/24	79,830	80,975
	Oracle Corp.	1.650%	3/25/26	17,300	16,570
	Oracle Corp.	3.250%	11/15/27	97,075	98,304
	Oracle Corp.	4.000%	11/15/47	32,175	29,476
	Oracle Corp.	3.950%	3/25/51	12,525	11,487
	Oracle Corp.	3.850%	4/1/60	18,200	15,684
	QUALCOMM Inc.	1.300%	5/20/28	27,474	25,552
	QUALCOMM Inc.	2.150%	5/20/30	29,475	28,296
	QUALCOMM Inc.	1.650%	5/20/32	41,155	37,073
	QUALCOMM Inc.	3.250%	5/20/50	10,605	10,398
					1,880,994
Utilities (2.5%)
[4]	AEP Texas Inc.	4.150%	5/1/49	5,065	5,171
[4]	AEP Texas Inc.	3.450%	1/15/50	16,810	15,489
	Alabama Power Co.	5.700%	2/15/33	15,000	18,298
	Alabama Power Co.	3.750%	3/1/45	24,430	24,234
[4]	Alabama Power Co.	4.300%	7/15/48	28,015	30,308
	Ameren Illinois Co.	3.800%	5/15/28	22,215	23,694
	Ameren Illinois Co.	6.125%	12/15/28	54,000	61,723
	Ameren Illinois Co.	3.700%	12/1/47	5,045	5,168
	American Water Capital Corp.	2.950%	9/1/27	9,975	10,165
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,429
	American Water Capital Corp.	4.200%	9/1/48	30,403	32,133
	American Water Capital Corp.	4.150%	6/1/49	850	888
	American Water Capital Corp.	3.450%	5/1/50	2,280	2,178
	Arizona Public Service Co.	3.350%	5/15/50	11,220	10,116
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	5,495
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	5,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	52,529
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	1,055
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	12,421
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	17,119
[6]	Boston Gas Co.	3.150%	8/1/27	5,385	5,409
[6]	Boston Gas Co.	3.001%	8/1/29	5,970	5,907
[6]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,759
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	61,524
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	8,494
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	9,063
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	14,864
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	6,403
[4]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	10,149
	Commonwealth Edison Co.	4.000%	3/1/48	17,455	18,680
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	39,482
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,711
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,734
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	22,155	19,794
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	66,625	73,830
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	22,530	24,545
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,113
[6]	Dominion Energy Inc.	2.450%	1/15/23	111,320	112,247
[4]	Dominion Energy Inc.	5.250%	8/1/33	5,706	6,615
[4]	Dominion Energy Inc.	4.600%	3/15/49	27,385	30,411
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	6,307
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	10,855
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,727
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	57,120
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	3,617
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	8,098
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	37,211
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,168
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	17,195
	Duke Energy Corp.	2.650%	9/1/26	11,775	11,840
	Duke Energy Corp.	3.400%	6/15/29	12,030	12,246
	Duke Energy Corp.	3.300%	6/15/41	31,380	28,875
	Duke Energy Corp.	4.800%	12/15/45	44,700	49,483
	Duke Energy Corp.	3.750%	9/1/46	9,940	9,493
	Duke Energy Corp.	3.500%	6/15/51	34,035	31,258
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	10,620
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	36,153
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	19,155
	Duke Energy Progress LLC	4.100%	3/15/43	615	649
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	43,305
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	33,930
[6]	East Ohio Gas Co.	2.000%	6/15/30	8,960	8,271
[6]	East Ohio Gas Co.	3.000%	6/15/50	13,050	11,490
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,928
	Emera US Finance LP	3.550%	6/15/26	34,050	35,138
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	15,292
	Evergy Inc.	2.450%	9/15/24	10,420	10,410
	Evergy Kansas Central Inc.	3.250%	9/1/49	9,000	8,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Evergy Metro Inc.	2.250%	6/1/30	5,680	5,446
	Evergy Metro Inc.	4.200%	3/15/48	3,419	3,704
[4]	Eversource Energy	2.900%	10/1/24	17,450	17,707
[4]	Eversource Energy	3.150%	1/15/25	5,025	5,123
[4]	Eversource Energy	3.300%	1/15/28	14,410	14,677
	Eversource Energy	3.375%	3/1/32	2,495	2,527
	Florida Power & Light Co.	5.650%	2/1/35	50,000	61,960
	Florida Power & Light Co.	4.950%	6/1/35	10,000	11,735
	Florida Power & Light Co.	5.650%	2/1/37	5,000	6,301
	Florida Power & Light Co.	5.950%	2/1/38	39,215	50,660
	Florida Power & Light Co.	5.690%	3/1/40	4,000	5,160
	Florida Power & Light Co.	3.700%	12/1/47	17,370	17,942
	Fortis Inc.	3.055%	10/4/26	28,565	28,840
	Georgia Power Co.	5.400%	6/1/40	6,665	7,538
[4]	Georgia Power Co.	4.750%	9/1/40	34,703	37,759
	Georgia Power Co.	4.300%	3/15/42	9,934	10,372
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	16,116
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	25,199
[6]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	26,964
[6]	Metropolitan Edison Co.	4.300%	1/15/29	6,572	7,127
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	1,169
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	6,071
	MidAmerican Energy Co.	4.250%	7/15/49	11,545	12,852
	MidAmerican Energy Co.	3.150%	4/15/50	45,450	42,945
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,363
[6]	Monongahela Power Co.	5.400%	12/15/43	4,570	5,389
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	15,527
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	41,105
[4]	Nevada Power Co.	3.125%	8/1/50	17,790	16,071
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	33,578
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	26,110
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	14,584
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	40,110	37,299
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	38,239
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	12,703
	NiSource Inc.	5.250%	2/15/43	14,588	16,562
	NiSource Inc.	4.800%	2/15/44	9,750	10,608
	Northern States Power Co.	6.250%	6/1/36	50,000	66,003
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	43,081
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	7,510
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,938
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	18,963
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	5,387
	Oglethorpe Power Corp.	5.250%	9/1/50	17,220	19,986
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	12,112
[6]	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	19,964
	PacifiCorp	2.950%	6/1/23	29,675	30,100
	PacifiCorp	2.700%	9/15/30	5,025	4,955
	PacifiCorp	5.900%	8/15/34	12,500	14,616
	PacifiCorp	6.250%	10/15/37	36,635	47,347
	PacifiCorp	4.125%	1/15/49	3,611	3,792
	PacifiCorp	4.150%	2/15/50	11,625	12,304
	PacifiCorp	3.300%	3/15/51	11,806	11,094
	PECO Energy Co.	2.850%	9/15/51	8,000	7,128
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	3,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	15,530
	Potomac Electric Power Co.	3.050%	4/1/22	3,765	3,768
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	34,028
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,094
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	5,378
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	6,376
[4]	SCE Recovery Funding LLC	0.861%	11/15/31	9,867	9,240
[4]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	3,312
[4]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,960
	Sempra Energy	3.250%	6/15/27	80,765	82,515
	Sempra Energy	6.000%	10/15/39	14,800	18,825
[4]	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	34,686
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,944
[4]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,436
	Southern California Edison Co.	6.000%	1/15/34	7,695	9,437
[4]	Southern California Edison Co.	5.550%	1/15/37	50,475	58,936
[4]	Southern California Edison Co.	5.950%	2/1/38	40,000	48,055
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,400
	Southern California Edison Co.	4.000%	4/1/47	6,530	6,426
[4]	Southern California Edison Co.	4.125%	3/1/48	11,495	11,558
	Southern California Edison Co.	3.650%	2/1/50	5,405	5,108
	Southern Co.	3.250%	7/1/26	30,885	31,577
	Southern Co.	4.400%	7/1/46	41,137	43,077
	Southwest Gas Corp.	2.200%	6/15/30	6,310	5,861
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	12,443
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	3,775
	Union Electric Co.	4.000%	4/1/48	14,316	15,297
[4]	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	34,880
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	16,793
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	2,240
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	21,777
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	52,669
					2,988,683
Total Corporate Bonds (Cost $24,545,670)					24,850,152
Sovereign Bonds (1.0%)
[4,6]	Bermuda	2.375%	8/20/30	17,415	16,412
[4,6]	Bermuda	3.375%	8/20/50	6,835	6,293
[4,6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	18,429
[4,6]	Electricite de France SA	4.875%	9/21/38	69,680	74,358
[4,6]	Electricite de France SA	4.950%	10/13/45	15,100	16,069
	Equinor ASA	2.450%	1/17/23	15,017	15,170
	Equinor ASA	2.650%	1/15/24	14,000	14,226
	Equinor ASA	3.700%	3/1/24	25,320	26,196
	Equinor ASA	3.250%	11/10/24	25,200	25,977
	Equinor ASA	2.875%	4/6/25	4,775	4,866
	Equinor ASA	3.125%	4/6/30	80,155	82,278
	Equinor ASA	2.375%	5/22/30	7,585	7,387
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	51,389
[4,6]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,195	30,584
[4,6]	NBN Co. Ltd.	1.625%	1/8/27	26,265	25,012
[4,6]	NBN Co. Ltd.	2.625%	5/5/31	29,355	28,151
[4,6]	NBN Co. Ltd.	2.500%	1/8/32	77,087	72,774
[4,6]	Qatar Energy	2.250%	7/12/31	31,765	30,106
[4,6]	Qatar Energy	3.125%	7/12/41	23,200	21,866
[4]	Republic of Chile	2.550%	1/27/32	35,135	33,139
[4]	Republic of Chile	2.550%	7/27/33	36,780	33,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Republic of Chile	3.500%	1/31/34	20,300	20,188
	Republic of Chile	3.500%	4/15/53	20,175	18,115
[4]	Republic of Chile	3.100%	1/22/61	13,390	10,883
[4]	Republic of Colombia	4.000%	2/26/24	30,240	30,689
[4]	Republic of Panama	2.252%	9/29/32	51,385	45,343
[4]	Republic of Panama	3.870%	7/23/60	30,160	25,967
[4,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	29,606
[4,6]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	62,480	62,597
[4,6]	State Grid Overseas Investment BVI Ltd.	3.500%	5/4/27	28,630	30,126
[4,6]	State of Kuwait	2.750%	3/20/22	4,255	4,259
[4,6]	State of Qatar	3.875%	4/23/23	56,160	57,644
[4,6]	State of Qatar	3.375%	3/14/24	3,360	3,452
[4,6]	State of Qatar	4.400%	4/16/50	14,035	16,307
[4,6]	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	45,470
[4,6]	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	39,931
[4,6]	Temasek Financial I Ltd.	2.375%	8/2/41	46,170	42,743
[4,6]	Temasek Financial I Ltd.	2.250%	4/6/51	39,210	34,125
[4,6]	Temasek Financial I Ltd.	2.500%	10/6/70	22,880	19,837
[4]	United Mexican States	3.500%	2/12/34	20,325	19,100
[4]	United Mexican States	4.400%	2/12/52	35,725	32,850
Total Sovereign Bonds (Cost $1,239,111)					1,223,397
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	2.650%	9/1/37	4,935	4,788
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	2.574%	4/1/31	14,455	14,615
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,988
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	42,692
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	10,389
	California GO	7.350%	11/1/39	56,970	84,842
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	11,285
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	14,160
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	3,205	4,642
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	33,870	45,468
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	57,835	77,572
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,934
	City of Riverside CA Pension Obligation Bonds	3.857%	6/1/45	8,775	8,978
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	7,405	7,389
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	17,912
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	28,750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,345	5,592
[9]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	39,440	40,623
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	62,624	89,857
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	2,375
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	4,554
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	11,430	11,576
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	7,127
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	27,475
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	8,495	8,446
	Houston TX GO	6.290%	3/1/32	15,875	19,613
	Illinois GO	5.100%	6/1/33	132,480	146,154
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	38,372
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	5,360
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	9,660
[10]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	14,117
[9]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	60,936
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	26,579
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	18,985	25,653
	Massachusetts GO	2.514%	7/1/41	8,175	7,598
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	26,701
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	29,582
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,745	16,938
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	20,941
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	24,550	23,897
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	11,704
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	46,863
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	2,195	2,418
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	37,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	23,665	28,948
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	16,618
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	21,370
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	21,260	21,563
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	12,095	12,238
	New York State Thruway Authority General Revenue	2.900%	1/1/35	16,730	16,838
	New York State Thruway Authority General Revenue	3.500%	1/1/42	9,430	9,658
	New York State Urban Development Corp. Revenue (Personal Income Tax)	2.100%	3/15/22	28,840	28,855
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	9,145	8,806
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	17,237
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	34,306
[10]	Oregon GO	3.424%	3/1/60	28,000	28,550
[9]	Oregon School Boards Association GO	5.528%	6/30/28	50,000	56,019
[11]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	81,856
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	2,881
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	52,825
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	27,629
	Riverside County CA Pension Obligation Bonds	3.818%	2/15/38	9,585	10,287
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	12,003
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	33,588
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	20,690	24,366
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	8,220	7,862
	Texas Transportation Commission GO	2.562%	4/1/42	7,310	6,649
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	12,640	14,271
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	13,926
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	22,217
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	15,058
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	27,053
	University of California Revenue	1.316%	5/15/27	13,075	12,582
	University of California Revenue	1.614%	5/15/30	16,140	14,973
	University of California Revenue	4.601%	5/15/31	21,975	24,653
	University of California Revenue	4.765%	5/15/44	5,980	6,308
	University of California Revenue	3.931%	5/15/45	22,370	23,960

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority NY Restructuring Bonds	3.435%	12/15/25	5,427	5,516
Total Taxable Municipal Bonds (Cost $1,717,582)					1,889,179
				Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[12,13]	Vanguard Market Liquidity Fund	0.138%		130,861	13,085
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.3%)
	Bank of America Securities, LLC (Dated 2/28/22, Repurchase Value $5,900,000, collateralized by Federal Farm Credit Bank 2.000%–2.450%, 8/27/40–8/9/41, with a value of $6,018,000)	0.050%	3/1/22	5,900	5,900
	Citigroup Global Markets Inc. (Dated 2/28/22, Repurchase Value $46,600,000, collateralized by U.S. Treasury Bill 0.000%, 7/7/22–8/4/22, with a value of $47,532,000)	0.050%	3/1/22	46,600	46,600
	Credit Agricole Securities (USA) Inc. (Dated 2/28/22, Repurchase Value $4,300,000, collateralized by Treasury Inflation Indexed Note/Bond 1.000%, 2/15/49, with a value of $4,386,000)	0.050%	3/1/22	4,300	4,300
	Deutsche Bank Securities, Inc. (Dated 2/28/22, Repurchase Value $5,000,000, collateralized by U.S. Treasury Bill 0.000%, 2/23/23, with a value of $5,100,000)	0.050%	3/1/22	5,000	5,000
	HSBC Bank USA (Dated 2/28/22, Repurchase Value $129,000,000, collateralized by U.S. Treasury Bill 0.000%, 12/29/22, and U.S. Treasury Note/Bond 0.375%–2.875%, 8/15/22–5/15/46, with a value of $131,580,000)	0.045%	3/1/22	129,000	129,000
	HSBC Bank USA (Dated 2/28/22, Repurchase Value $63,300,000, collateralized by Fannie Mae 2.500%–6.500%, 7/1/39–12/1/51, with a value of $64,566,000)	0.050%	3/1/22	63,300	63,300
	Nomura International plc (Dated 2/28/22, Repurchase Value $9,200,000, collateralized by U.S. Treasury Note/Bond 2.000%, 2/15/50, with a value of $9,384,000)	0.050%	3/1/22	9,200	9,200
	RBC Capital Markets LLC (Dated 2/28/22, Repurchase Value $4,600,000, collateralized by Freddie Mac 2.000%–2.500%, 4/1/50–4/1/51, and U.S. Treasury Note/Bond 0.750%, 8/31/26, with a value of $4,692,000)	0.050%	3/1/22	4,600	4,600

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TD Securities (USA) LLC (Dated 2/28/22, Repurchase Value $17,700,000, collateralized by Ginnie Mae 2.500%–3.000%, 7/20/51, with a value of $18,054,000)	0.050%	3/1/22	17,700	17,700
				285,600
U.S. Government and Agency Obligations (0.3%)
United States Treasury Bill	0.605%	12/29/22	400,000	397,003
Total Temporary Cash Investments (Cost $696,658)				695,688
Total Investments (99.8%) (Cost $86,721,530)				117,802,615
Other Assets and Liabilities—Net (0.2%)				274,577
Net Assets (100%)				118,077,192
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,202,000.
2	Securities with a value of $19,248,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $12,771,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $8,106,693,000, representing 6.9% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Collateral of $12,943,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	8,151	964,111	4,473
10-Year U.S. Treasury Note	June 2022	915	116,605	1,112
Ultra 10-Year U.S. Treasury Note	June 2022	3,012	425,680	5,419
				11,004

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2022	(69)	(12,830)	(190)
				10,814

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S37-V1	12/20/26	USD	857,605	(1.000)	(11,552)	2,288
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
F. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	70,696,869	5,791,268	—	76,488,137
U.S. Government and Agency Obligations	—	10,887,688	—	10,887,688
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,768,374	—	1,768,374
Corporate Bonds	—	24,850,152	—	24,850,152
Sovereign Bonds	—	1,223,397	—	1,223,397
Taxable Municipal Bonds	—	1,889,179	—	1,889,179
Temporary Cash Investments	13,085	682,603	—	695,688
Total	70,709,954	47,092,661	—	117,802,615

Derivative Financial Instruments
Assets
Futures Contracts[1]	11,004	—	—	11,004
Swap Contracts	2,288[1]	—	—	2,288
Total	13,292	—	—	13,292
Liabilities
Futures Contracts[1]	190	—	—	190
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.